FINANCE LEASES - Narrative (Details)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		39 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2019 vessel	Sep. 30, 2015 USD ($) vessel	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2015 vessel	Jun. 30, 2025 USD ($)	Dec. 31, 2020 vessel
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel				7					7
Finance lease ROU impairment				$ 0	$ 70,000,000
Weighted average discount rate (percent)				6.30%					6.30%
Weighted average lease term				7 years 1 month 6 days					7 years 7 months 6 days
SFL Leases
Lessee, Lease, Description [Line Items]
Number of vessels reclassified as finance leases | vessel		7		7
Number of vessels sold and leased back | vessel				1
Daily time charter rate				$ 19,135
Variable interest rate level				0.10%
Purchase option net of sellers credit			$ 112,000,000
Charter term, extension			3 years
Daily charter rate, extension			$ 14,900
Number of vessels sold and leased back | vessel			8
Charter hire expense				$ (100,000)	900,000
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				8		8	8
Daily operating expenses rate				$ 7,000
Profit share percentage (percent)				33.00%
Base LIBOR rate (percent)				0.40%
Daily time charter rate, adjusted				$ 50
Charter term, contractual				7 years
Daily time charter rate, adjusted				$ 25
Charter term, contractual				3 years
Profit share				$ 1,200,000	$ 0
Purchase option net of sellers credit			$ 112,000,000
Purchase option timing from lease inception			10 years
Charter term, extension			3 years
Daily charter rate, extension			$ 14,900
Total minimum lease period				13 years
Number of vessels sold and leased back | vessel				8
SFL Leases | Forecast | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 14,900							$ 16,435
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Charter Hire Expenses
Lessee, Lease, Description [Line Items]
Finance leases average daily rate				$ 19,045